Inventories - Summary of Inventories (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Jan. 31, 2021
Disclosure of inventories [line items]
Total inventories	$ 1,691.3	$ 1,087.3
Materials and work in progress [member]
Disclosure of inventories [line items]
Total inventories	1,193.6	540.7
Finished products [member]
Disclosure of inventories [line items]
Total inventories	176.9	305.0
Parts, accessories and apparel [member]
Disclosure of inventories [line items]
Total inventories	$ 320.8	$ 241.6